OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2017
Other Operating Income (Expense) [Abstract]
OTHER EXPENSE (INCOME)
OTHER EXPENSE (INCOME)
a) Other expense (income)

For the years ended December 31	2017	2016
Other Expense:
Bank charges	$23	$20
Bulyanhulu reduced operations program costs[1]	53	—
Litigation	24	—
Miscellaneous write-offs	11	—
Other	43	15
Total other expense	$154	$35
Other Income:
(Gain) loss on sale of long-lived assets[2]	($911)	$42
Office closure	—	(4)
Other	(42)	(13)
Total other income	($953)	$25
Total	($799)	$60

[1]	Primarily consists of severance, contractor, and inventory write-down costs.

[2]
2017 includes gains of $718 million from the 50% sale of Veladero and $193 million from the 25% sale of Cerro Casale. 2016 includes losses of $17 million from the sale of Bald Mountain and Round Mountain, and $39 million from the sale of Zaldívar.

b) Loss on currency translation

For the years ended December 31	2017	2016
Currency translation losses released as a result of the disposal and reorganization of entities	$11	$91
Foreign currency translation losses	61	108
Total	$72	$199